Short-Term Investments and Loans (Tables)	12 Months Ended
Dec. 31, 2017
Short-Term Investments and Loans/Marketable Securities [Abstract]
Schedule of short - term investments and loans
	December 31
	2017	2016
	NIS in millions
Loans:
Current maturities of long-term loans	5	48
Loans	1	2
	6	50
Deposits:
Bank deposits	1	3
Purchase contract deposits and others (1)	31	43
	32	46
	38	96

(1)	NIS 27 million restricted cash which bear no interest.